Average Annual Total Returns	12 Months Ended	60 Months Ended	102 Months Ended				120 Months Ended	137 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	[2]	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)			1.82%	[1]	2.01%
Bloomberg 65% High-Grade/35% High Yield Intermediate Competitive (1-17 Year) Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.63%	1.81%			2.95%	[1]	2.85%
Lipper High Yield Municipal Debt Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	2.59%	1.04%	2.60%				2.84%
T. Rowe Price Intermediate Tax-Free High Yield Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	5.99%	2.19%					2.82%
Performance Inception Date								Jul. 24, 2014
T. Rowe Price Intermediate Tax-Free High Yield Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.99%	2.17%					2.80%
T. Rowe Price Intermediate Tax-Free High Yield Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.13%	2.41%					2.86%
T. Rowe Price Intermediate Tax-Free High Yield Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	6.15%	2.23%			2.87%
Performance Inception Date					Jul. 06, 2017

[1]	Return since 7/6/17.
[2]	Return since 6/30/17.